RELATED PARTIES (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP WITH THE COMPANY

Name	Relationship with the Company
Kwai Hoi, Ma	Co-founder, Chief Executive Officer, shareholder and director of the Company
Mui Ko	Spouse of Mr. Kwai Hoi, Ma
Edinburgh DH Holdings Limited	Controlled by Ms. Mui Ko
Fantastic Global Venture Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
TKO Investments Limited	Controlled by immediate family member of Mr. Kwai Hoi, Ma
Bloomington DH Holdings Limited	A holding company owned and controlled by Mr. Kwai Hoi, Ma
Nova Pulsar Holdings Limited	A shareholder of the Company
True Blue Entertainment, LLC (“True Blue”)	Controlled by Mr. Fredrik Eklund*

*	Mr. Fredrik Eklund is no longer the Company’s shareholder since April 29, 2024.

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

	For the Years Ended March 31,
	2025	2024	2023
Borrowings from related parties (a)
Kwai Hoi, Ma	$-	$3,536,592	$976,941
Mui Ko	449,877	1,409,014	-
	$449,877	$4,945,606	$976,941
Repayment of borrowings from related parties
Kwai Hoi, Ma	$615,969	$4,253,628	$1,276
Mui Ko	449,877	409,014	-
	$1,065,846	$4,662,642	$1,276

Payment of operating expenses on behalf of the Company (b)
Kwai Hoi, Ma	$593,263	$791,871	$4,256,995

Payment of deferred offering costs (b)
Kwai Hoi, Ma	$-	$-	$200,000

Payment of SPAC extension fee, as part of deferred offering costs
Nova Pulsar Holdings Limited	$69,763	$-	$-

Purchase of convertible promissory note issued by the Company
TKO Investment Limited	$4,500,000	$-	$-
Fantastic Global Venture Limited	$-	$3,500,000	$-
Edinburgh DH Holdings Limited	$-	$1,000,000	$-

Payment of marketing expenses
True Blue	$-	$451,613	$375,000

Purchase of property and equipment on behalf of the Company (b)
Kwai Hoi, Ma	$-	$12,621	$31,722

Interest expense of convertible promissory notes - related parties
Edinburgh DH Holdings Limited	$19,151	$12,951	$-
Fantastic Global Venture Limited	67,027	4,382	-
	$86,178	$17,333	$-

(a)	The borrowings from related parties were interest free and repayable on demand.
(b)	The payments of operating expenses, deferred offering costs and purchase of property and equipment on behalf of the Company were subject to repayments to Mr. Kwai Hoi, Ma.

SCHEDULE OF DUE FROM (TO) RELATED PARTY TRANSACTION

As of March 31, 2025 and 2024, the balances due from (to) related parties were as follows:

	As of March 31,
	2025	2024
Due from a related party
Nova Pulsar Holdings Limited	$714,527	$-

Due to related parties
Kwai Hoi, Ma	$37,512	$87,456
Edinburgh DH Holdings Limited	-	12,951
Fantastic Global Venture Limited	-	4,382
	$37,512	$104,789